24. Benefit plans	12 Months Ended
Dec. 31, 2017
Benefit Plans
Benefit plans

The defined benefit plans granted to Company employees consist of a bonus for all the employees who have the necessary years of service and have made the required contributions to retire under the retirement plans.

The amounts and conditions vary in accordance with the collective bargaining agreement and for non-unionized personnel.

	12.31.17	12.31.16
Non-current	323,564	266,087
Current	31,407	33,370
Total Benefit plans	354,971	299,457

The detail of the benefit plan obligations as of December 31, 2017 and 2016 is as follows:

	12.31.17	12.31.16
Benefit payment obligations at beginning	299,457	232,677
Current service cost	28,783	23,277
Interest cost	79,006	82,128
Actuarial losses	(13,962)	(7,817)
Benefits paid to participating employees	(38,313)	(30,808)
Benefit payment obligations at period end	354,971	299,457

As of December 31, 2017 and 2016, the Company does not have any assets related to post-retirement benefit plans.

The detail of the charge recognized in the Statement of Comprehensive Income is as follows:

	12.31.17	12.31.16	12.31.15
Cost	28,783	23,277	29,241
Interest	79,006	82,128	60,013
Actuarial results - Other comprehensive loss	(13,962)	(7,817)	3,678
	93,827	97,588	92,932

The actuarial assumptions used are based on market interest rates for Argentine Government bonds, past experience, and the Company Management’s best estimate of future economic conditions. Changes in these assumptions may affect the future cost of benefits and obligations. The main assumptions used are as follow:

	12.31.17	12.31.16
Discount rate	5%	5%
Salary increase	1%	1%
Inflation	18%	21%

Sensitivity analysis:

12.31.2017
Discount Rate: 4%
Obligation	388,877
Variation	33,906
10%

Discount Rate: 6%
Obligation	326,052
Variation	(28,919)
(8%)

Salary Increase : 0%
Obligation	324,763
Variation	(30,208)
(9%)

Salary Increase: 2%
Obligation	389,912
Variation	34,941
10%

The expected payments of benefits are as follow:

	In 2018	In 2019	In 2020	In 2021	Between 2022 to 2028
At December 31, 2017
Benefit payment obligations	31,407	5,571	6,266	5,983	10,371

Estimates based on actuarial techniques imply the use of statistical tools, such as the so-called demographic tables used in the actuarial valuation of the Company’s active personnel.

In order to determine the mortality of the Company’s active personnel, the “1971 Group Annuity Mortality” table has been used. In general, a mortality table shows for each age group the probability that a person in any such age group will die before reaching a predetermined age. Male and female mortality tables are elaborated separately inasmuch as men and women’s mortality rates are substantially different.

In order to estimate total and permanent disability due to any cause, 80% of the “1985 Pension Disability Study” table has been used.

In order to estimate the probability that the Company’s active personnel will leave the Company or stay therein, the “ESA 77” table has been used.

Liabilities related to the above-mentioned benefit plans have been determined considering all the rights accrued by the beneficiaries of the plans through the closing date of the year ended December 31, 2017.

These benefits do not apply to key management personnel.